ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 285	$ 357
Government authorities	801	542
Accrued vacation pay	211	128
Accrued expenses	1,569	2,152
Factoring advance payments	615	180
Capital leases - current portion	440	252
Other	500	204
Total accrued expenses and other accounts payable	$ 4,421	$ 3,815